Document and Entity Information	Dec. 11, 2020
Prospectus:
Document Type	497
Document Period End Date	Dec. 11, 2020
Entity Registrant Name	MFS SERIES TRUST XII
Entity Central Index Key	0001330967
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 11, 2020
Document Effective Date	Dec. 11, 2020
Prospectus Date	Aug. 28, 2020
MFS® Lifetime® 2020 Fund | R6
Prospectus:
Trading Symbol	MFLKX
MFS® Lifetime® 2020 Fund | R4
Prospectus:
Trading Symbol	MFLJX
MFS® Lifetime® 2020 Fund | R3
Prospectus:
Trading Symbol	MFLHX
MFS® Lifetime® 2020 Fund | R2
Prospectus:
Trading Symbol	MFLGX
MFS® Lifetime® 2020 Fund | R1
Prospectus:
Trading Symbol	MFLEX
MFS® Lifetime® 2020 Fund | I
Prospectus:
Trading Symbol	MFLIX
MFS® Lifetime® 2020 Fund | C
Prospectus:
Trading Symbol	MFLCX
MFS® Lifetime® 2020 Fund | B
Prospectus:
Trading Symbol	MFLBX
MFS® Lifetime® 2020 Fund | A
Prospectus:
Trading Symbol	MFLAX